25. CAPITAL MANAGEMENT AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2017
Capital Management And Financial Risk
CAPITAL MANAGEMENT AND FINANCIAL RISK

Capital Management

The Company’s capital includes cash, cash equivalents, investments in debt instruments and debt obligations. The Company’s primary objective with respect to its capital management is to ensure that it has sufficient capital to maintain its ongoing operations, to provide returns for shareholders and benefits for other stakeholders and to pursue growth opportunities.

Planning, annual budgeting and controls over major investment decisions are the primary tools used to manage the Company’s capital. The Company’s cash is managed centrally and disbursed to the various regions and / or business units via a system of cash call requests which are reviewed by the key decision makers. Under the Company’s delegation of authority guidelines, significant debt obligations require the approval of both the CEO and the CFO before they are entered into.

The Company manages its capital by review of the following measure:

	At December 31	At December 31
(in thousands)	2017	2016

Net cash:
Cash and cash equivalents	$2,898	$11,838
Investments in debt instruments (note 9)	30,136	-
Debt obligations-current (note 16)	-	(276)
Net cash	$33,034	$11,562

Financial Risk

The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, currency risk, interest rate risk and price risk.

(a)	Credit Risk

Credit risk is the risk of loss due to a counterparty’s inability to meet its obligations under a financial instrument that will result in a financial loss to the Company. The Company believes that the carrying amount of its cash and cash equivalents, trade and other receivables, investments in debt instruments and restricted cash and investments represents its maximum credit exposure.

The maximum exposure to credit risk at the reporting dates is as follows:

	At December 31	At December 31
(in thousands)	2017	2016

Cash and cash equivalents	$2,898	$11,838
Trade and other receivables	3,819	2,403
Investments in debt instruments	30,136	-
Restricted cash and investments	9,712	2,314
	$46,565	$16,555

The Company limits cash and cash equivalents, investment in debt instruments and restricted cash and investment risk by dealing with credit worthy financial institutions. The majority of the Company’s normal course trade and other receivables balance relates to a small number of customers whom have established credit worthiness with the Company through past dealings.

(b)	Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulties in meeting obligations associated with its financial liabilities as they become due. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there is sufficient committed capital to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents, its financial covenants and its access to credit and capital markets, if required.

The maturities of the Company’s financial liabilities at December 31, 2017 are as follows:

(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$4,588	$-
	$4,588	$-

(c)	Currency Risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. With the disposal of the Mongolian and African Mining Divisions in 2015 and 2016 respectively, the Company’s foreign exchange risk has decreased as the number of functional currencies in which it operates has also decreased. As at December 31, 2017, the Company predominantly operates in Canada and incurs the majority of its operating and capital costs in Canadian dollars. Some small foreign exchange risk exists from assets and liabilities that are denominated in a currency that is not the functional currency for the relevant subsidiary company but the risk is minimal.

Currently, the Company does not have any foreign exchange hedge programs in place and manages its operational foreign exchange requirements through spot purchases in the foreign exchange markets. The impact of the U.S dollar strengthening or weakening (by 10%) at December 31, 2017 against the Company’s foreign currencies, with all other variables held constant, is as follows:

	Dec.31’2017	Sensitivity
	Foreign	Foreign	Change in
	Exhange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)
Currency risk
Canadian dollar (“CAD”) weakens	1.2545	1.3800	$884
Canadian dollar (“CAD”) strengthens	1.2545	1.1291	$(884)

(d)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its liabilities through its outstanding borrowings, if any, and on its assets through its investments in debt instruments. The Company monitors its exposure to interest rates and has not entered into any derivative contracts to manage this risk.

(e)	Price Risk

The Company is exposed to equity price risk as a result of holding equity investments in other exploration and mining companies. The Company does not actively trade these investments. The sensitivity analysis below has been determined based on the exposure to equity price risk at December 31, 2017:

	Change in	Change in
	net income	Comprehensive
(in thousands)	(loss)	income (loss)

Equity price risk
10% increase in equity prices	$800	$802
10% decrease in equity prices	(791)	(793)

Fair Value of Financial Instruments

IFRS requires disclosures about the inputs to fair value measurements, including their classification within a hierarchy that prioritizes the inputs to fair value measurement. The three levels of the fair value hierarchy are:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•	Level 3 - Inputs that are not based on observable market data.

The fair value of financial instruments which trade in active markets, such as share and warrant equity instruments, is based on quoted market prices at the balance sheet date. The quoted market price used to value financial assets held by the Company is the current closing price. Warrants that do not trade in active markets have been valued using the Black-Scholes pricing model. Debt instruments have been valued using the effective interest rate for the period that the Company expects to hold the instrument and not the rate to maturity.

Except as otherwise disclosed, the fair values of cash and cash equivalents, trade and other receivables, accounts payable and accrued liabilities, restricted cash and cash equivalents and debt obligations approximate their carrying values as a result of the short-term nature of the instruments, or the variable interest rate associated with the instruments, or the fixed interest rate of the instruments being similar to market rates.

During 2017, there were no transfers between levels 1, 2 and 3 and there were no changes in valuation techniques.

The following table illustrates the classification of the Company’s financial assets within the fair value hierarchy as at December 31, 2017 and December 31, 2016:

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2017	2016
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category D		$2,898	$11,838
Trade and other receivables	Category D		3,819	2,403
Investments
Equity instruments (shares)	Category A	Level 1	2,238	1,228
Equity instruments (warrants)	Category A	Level 2	3,608	2,517
Equity instruments (shares)	Category B	Level 1	20	15
Debt instruments	Category A	Level 1	30,136	-
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category C		2,431	2,213
Credit facility pledged assets	Category C		7,174	-
Reclamation letter of credit collateral	Category C		107	101
			$52,431	$20,315

Financial Liabilities:
Account payable and accrued liabilities	Category E		4,588	4,141
Debt obligations	Category E		-	276
			$4,588	$4,417

(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Available for sale investments; Category C=Held to maturity investments; Category D=Loans and receivables; and Category E=Financial liabilities at amortized cost.